Financial liabilities at amortized cost - payables to credit card network (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Payable to credit card	$ 9,755,285	$ 7,054,783
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	5,347,665	3,829,398
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	2,361,563	1,741,186
Later Than Three Month [Member]
IfrsStatementLineItems [Line Items]
Payable to credit card	$ 2,046,057	$ 1,484,199